Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
September 30, 2022

Dates Covered
Collections Period	09/01/22 - 09/30/22
Interest Accrual Period	09/15/22 - 10/16/22
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/22	779,972,956.48	33,337
Yield Supplement Overcollateralization Amount 08/31/22	18,811,461.80	0
Receivables Balance 08/31/22	798,784,418.28	33,337
Principal Payments	26,846,337.85	491
Defaulted Receivables	650,151.52	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/22	17,800,673.31	0
Pool Balance at 09/30/22	753,487,255.60	32,822

Pool Statistics	$ Amount	# of Accounts
Pool Factor	65.14%
Prepayment ABS Speed	1.32%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	8,127,970.84	290
Past Due 61-90 days	2,118,284.01	80
Past Due 91-120 days	382,092.19	14
Past Due 121+ days	0.00	0
Total	10,628,347.04	384

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.38%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.32%
Delinquency Trigger Occurred	NO

Recoveries	437,833.22
Aggregate Net Losses/(Gains) - September 2022	212,318.30
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.32%
Prior Net Losses/(Gains) Ratio	0.47%
Second Prior Net Losses/(Gains) Ratio	0.24%
Third Prior Net Losses/(Gains) Ratio	0.23%
Four Month Average	0.32%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.16%

Overcollateralization Target Amount	8,665,103.44
Actual Overcollateralization	8,665,103.44
Weighted Average Contract Rate	3.88%
Weighted Average Contract Rate, Yield Adjusted	5.18%
Weighted Average Remaining Term	51.12

Flow of Funds	$ Amount
Collections	29,902,510.54
Investment Earnings on Cash Accounts	7,337.08
Servicing Fee	(665,653.68)
Transfer to Collection Account	-
Available Funds	29,244,193.94

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	434,270.96
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	246,011.88
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	17,270,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,665,103.44
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,560,315.99

Total Distributions of Available Funds	29,244,193.94

Servicing Fee	665,653.68
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 09/15/22	771,003,267.48
Principal Paid	26,181,115.32
Note Balance @ 10/17/22	744,822,152.16

Class A-1
Note Balance @ 09/15/22	0.00
Principal Paid	0.00
Note Balance @ 10/17/22	0.00
Note Factor @ 10/17/22	0.0000000%

Class A-2
Note Balance @ 09/15/22	210,203,267.48
Principal Paid	26,181,115.32
Note Balance @ 10/17/22	184,022,152.16
Note Factor @ 10/17/22	47.5018462%

Class A-3
Note Balance @ 09/15/22	387,400,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	387,400,000.00
Note Factor @ 10/17/22	100.0000000%

Class A-4
Note Balance @ 09/15/22	121,600,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	121,600,000.00
Note Factor @ 10/17/22	100.0000000%

Class B
Note Balance @ 09/15/22	34,530,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	34,530,000.00
Note Factor @ 10/17/22	100.0000000%

Class C
Note Balance @ 09/15/22	17,270,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	17,270,000.00
Note Factor @ 10/17/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	502,762.63
Total Principal Paid	26,181,115.32
Total Paid	26,683,877.95

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	61,309.29
Principal Paid	26,181,115.32
Total Paid to A-2 Holders	26,242,424.61

Class A-3
Coupon	0.81000%
Interest Paid	261,495.00
Principal Paid	0.00
Total Paid to A-3 Holders	261,495.00

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4378703
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.8018771
Total Distribution Amount	23.2397474

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1582584
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	67.5816090
Total A-2 Distribution Amount	67.7398674

A-3 Interest Distribution Amount	0.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6750000

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	9.40
Noteholders' Third Priority Principal Distributable Amount	659.63
Noteholders' Principal Distributable Amount	330.97

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/22	2,877,704.48
Investment Earnings	5,325.46
Investment Earnings Paid	(5,325.46)
Deposit/(Withdrawal)	-
Balance as of 10/17/22	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,842,410.90	$6,166,343.04	$4,867,518.40
Number of Extensions	165	214	162
Ratio of extensions to Beginning of Period Receivables Balance	0.61%	0.74%	0.57%